Commitments and Contingency	6 Months Ended
Jun. 30, 2025
Commitments and Contingency [Abstract]
COMMITMENTS AND CONTINGENCY

NOTE 17 – COMMITMENTS AND CONTINGENCY

Contingencies

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. As of June 30, 2025, the Company was not aware of any litigation or proceedings against it.